Investment Strategy	Jul. 02, 2026
Kurv Energy Generation & Infrastructure ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Energy Fund will, under normal circumstances, invest in or gain exposure to companies, domestic or foreign, that are engaged in the energy infrastructure sector (“Energy Companies”) as well as in instruments that provide exposure to energy input materials (“Energy-Related Commodities”). Energy-Related Commodities include, among other things, such commodities as oil, gas, coal, uranium for nuclear energy or silver for solar panels.

Energy Companies are companies that own, operate or produce assets that are used in the energy sector, including assets used in exploring, developing, producing, generating, transporting (including marine), transmitting, terminal operating, storing, gathering, processing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products, coal, electricity, nuclear energy, renewable energy (such as wind, solar, hydrogen, geothermal, biomass) or alternative fuels (such as ethanol, hydrogen, biodiesel), or that provide energy-related equipment or services (“energy infrastructure sector assets and activities”). For purposes of this definition, Energy Companies are companies that (i) are classified by a third party as operating within the energy infrastructure sector; or (ii) have or derive at least 50% of their assets, income, revenues or profits from energy infrastructure assets or activities or Energy-Related Commodities (as defined below). Energy infrastructure activities include:

●	Upstream activities – exploring, drilling, mining, extracting, and refining raw materials, such as crude oil and natural gas, from underground or underwater fields, uranium ore for nuclear energy, or silver as a component for solar panel.

●	Midstream activities – building and maintenance of infrastructure that allows for the transportation (pipelines, tankers, trucks), storage, and processing of raw materials; constructing, building, and maintenance of infrastructure facilities, such as nuclear reactors, as well as providing essential equipment, technology and services to the energy industry.

●	Downstream activities – refining and processing raw and intermediate materials, such as natural gas, into finished products (gasoline, lubricants, petrochemicals) and distributing them to end-users; as well as managing, storing, disposing, recycling of by product or waste, such as nuclear material or decontaminating former reactor sites.

●	Related activities – designing, research, and development new technology within the energy ecosystem.

The Energy Fund may gain exposure to Energy Companies through different instruments including the equity or debt securities of Energy Companies, or derivative instruments relating to the securities of Energy Companies, as well as the shares of other ETFs that invest in the securities of, or derivative instruments relating to, Energy Companies (“Energy Company ETFs”).

The Energy Fund may also invest in master limited partnerships (“MLPs”). MLPs are limited partnerships whose shares (or units) are listed and traded on a U.S. securities exchange, just like common stock. To qualify as an MLP, a partnership must receive at least 90% of its income from qualifying sources such as natural resource activities. Natural resource activities include the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner, which is generally a major energy company, investment fund or the management of the MLP, typically controls the MLP through a 2% general partner equity interest in the MLP plus common units and subordinated units. Limited partners own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units have first priority to receive quarterly cash distributions up to an established minimum quarterly dividend (“MQD”). Common units also accrue arrearages in distributions to the extent the MQD is not paid. Once common units have been paid, subordinated units receive distributions of up to the MQD, but subordinated units do not accrue arrearages. Distributable cash in excess of the MQD paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which maximizes value to unit holders. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the general partner can reach a tier where the general partner is receiving 50% of every incremental dollar paid to common and subordinated unit holders. By providing for incentive distributions the general partner is encouraged to streamline costs and acquire assets in order to grow the partnership, increase the partnership’s cash flow, and raise the quarterly cash distribution in order to reach higher tiers. Such results benefit all security holders of the MLP.

The Energy Fund may invest in equity securities of MLPs without limit, however, in order to comply with applicable tax diversification rules, the Energy Fund may have to limit the percentage of its nets assets invested in MLPs on a periodic basis. As of the date of this prospectus, this limit is 25% of the Energy Fund’s assets on a quarterly basis. The Energy Fund may not qualify as a regulated investment company for federal income tax purposes unless the Energy Fund takes corrective measures within 30 days of the end of the quarter.

The Energy Fund may invest in commodities-related exchange traded products (“Commodities-Related ETPs”), including commodities-related exchange traded funds (“Commodities-Related ETFs”) and commodities-related exchange traded notes (“Commodities-Related ETNs”).

Commodities-Related ETPs are those that invest in Energy-Related Commodities and/or over-the-counter or exchange-traded derivatives on Energy-Related Commodities such as forward contracts, futures contracts, and options contracts or swap contracts. Commodities-Related ETPs may include other ETFs managed by Kurv Investment Management, LLC (“Kurv”), the Energy Fund’s adviser. Commodities-Related ETNs are those with interest and/or principal payments linked to the price of an underlying Energy-Related Commodity. Derivatives are primarily used as substitutes for Energy-Related Commodities because they are expected to produce returns that are substantially similar to those of Energy-Related Commodities. Commodities-Related ETPs may employ leverage, which magnifies the changes in the underlying Energy-Related Commodities index or Energy-Related Commodities price upon which they are based. Commodities-Related ETPs generally are not registered under the Investment Company Act of 1940, as amended, and, generally, are not actively managed.

The Energy Fund may also invest in ETPs that invest in a combination of Energy-Related Companies and Energy-Related Commodities, or derivatives on Energy-Related Companies and Energy-Related Commodities (“Energy-Related ETPs” and, together with Energy Company ETFs and Commodities-Related ETPs, “Energy ETPs”).

The Energy Fund may invest in derivative instruments on energy-related commodities (“Energy-Related Commodities”), Energy ETPs, and Energy Companies, backed by a portfolio of Fixed Income Instruments of varying maturities, which may be represented by options, futures, forwards and swaps, as well as Preferred Securities Instruments. Derivatives used by the Energy Fund are expected to produce a significant portion of the Energy Fund’s returns. The Energy Fund does not invest more than 25% of the Energy Fund’s assets in over-the-counter derivative contracts with any one counterparty.

“Fixed Income Instruments” include bonds, debt securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities as well as ETPs on such instruments and options on such ETPs. “Preferred Securities Instruments” consist of preferred securities of U.S. companies and ETPs primarily investing in preferred securities. The Energy Fund may invest in U.S. and non-U.S. Fixed Income Instruments of any maturity or duration.

The Energy Fund uses futures on Energy-Related Commodities, as well as option contracts on Energy-Related Commodities and/or Commodities-Related ETPs, including FLEX options, to gain exposure to Energy-Related Commodities. The value of option contracts on Commodities-Related ETPs are designed to closely track changes in Energy-Related Commodities prices.

The Energy Fund may gain long exposure via purchasing shares of Energy ETPs or creating a synthetic long position. To achieve a synthetic long exposure, the Energy Fund may gain exposure through buying futures and/or buying call options of an Energy ETP and, simultaneously, sells put options of the ETP with the same expiries and strike prices to try to replicate the price movements of the underlying ETP. The combination of the long call options and sold put options seek to provide the Energy Fund with investment exposure to the Energy ETP for the duration of the application option exposure. The synthetic long position to an underlying Energy-Related Commodity or Energy ETP when the Energy Fund buys put and call options directly will not exceed 200% of net asset value.

The Energy Fund may invest, without limitation, in derivative instruments, such as options, including FLEX options, forward and futures contracts, options on futures, or swap agreements, subject to applicable law and any other restrictions described in the Energy Fund’s prospectus or Statement of Additional Information.

Under normal circumstances, the Energy Fund invests at least 80% of its net assets plus any borrowings for investment purposes in Energy-Related Commodities, Energy ETPs or the securities of Energy Companies, as well as derivatives on Energy-Related Commodities, Energy ETPs, or the securities of Energy Companies. The Energy Fund will consider the investments of the underlying Energy ETPs in which it invests when determining compliance with its 80% policy. Additionally, for the purposes of complying with its 80% investment policy, the Energy Fund will use the notional value of the derivatives it holds.

As part of its strategy, the Energy Fund may employ various option strategies to generate income and/or to preserve capital. These strategies are:

Covered Call Writing

As part of its strategy, the Energy Fund may write (sell) call option contracts on Energy-Related Commodities and Energy ETPs to generate income. If the Energy Fund gains long exposure synthetically, since the Energy Fund does not directly own shares of the ETP, these written call options will be sold short (i.e., selling a position it does not currently own). Any amount of covered call writing above the synthetic long positions will be considered uncovered. The Adviser may engage in uncovered calls rather than covered calls when it believes there might be a mispricing of volatility in the market.

It is important to note that the sale of an ETP’s call option contracts will limit the Energy Fund’s participation in the appreciation in the ETP’s price. If the price of the ETP increases, the above-referenced synthetic and/or holding the underlying ETP directly would allow the Energy Fund to experience similar percentage gains. However, if the ETP’s price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Energy Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Energy Fund’s synthetic and long ETP exposure. As a result, the Energy Fund’s overall strategy (i.e., the combination of the synthetic and/or long exposure to the ETP and the sold (short) the ETP’s call positions) will limit the Energy Fund’s participation in gains in the ETP’s price beyond a certain point.

When the Energy Fund engages in covered call writing with respect to an underlying ETP, it receives cash from the buyer of the call option who in exchange for that cash obtains the right to purchase the ETP on or before the expiration date at a predetermined price called the strike price. Writing covered call options is also considered long short. Generally, the notional principal amount of written covered call options will not exceed the principal amount of the synthetic or long position in the Energy-Related Commodities or Energy ETP, however, the Energy Fund may write call options for an amount in excess of the value of an ETP position in the Energy Fund’s portfolio.

Uncovered Call and/or Put Writing

The Energy Fund may also write (i.e., sell) uncovered call options on securities or instruments in which it may invest but that are not currently held by the Energy Fund. The principal reason for writing uncovered call options is to realize income without committing capital to the ownership of the underlying securities or instruments. When writing uncovered call options, the Energy Fund must deposit and maintain sufficient margin with the broker-dealer through which it made the uncovered call option as collateral to ensure that the securities can be purchased for delivery if and when the option is exercised. During periods of declining securities prices or when prices are stable, writing uncovered calls can be a profitable strategy to increase the Energy Fund’s income with minimal capital risk. Uncovered calls are riskier than covered calls because there is no underlying security held by the Energy Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. When an uncovered call is exercised, the Energy Fund must purchase the underlying security to meet its call obligation. There is also a risk, especially with preferred and debt securities that lack sufficient liquidity, that the securities may not be available for purchase. If the purchase price exceeds the exercise price, the Energy Fund will lose the difference.

The Energy Fund also may write (i.e., sell) uncovered put options on securities or instruments in which it may invest but with respect to which the Energy Fund does not currently have a corresponding short position or has not deposited as collateral cash equal to the exercise value of the put option with the broker-dealer through which it made the uncovered put option. The principal reason for writing uncovered put options is to receive premium income and to acquire such securities or instruments at a net cost below the current market value. The Energy Fund has the obligation to buy the securities or instruments at an agreed upon price if the price of the securities or instruments decreases below the exercise price. If the price of the securities or instruments increases during the option period, the option will expire worthless and the Energy Fund will retain the premium and will not have to purchase the securities or instruments at the exercise price.

Call or Put Spreads

The Energy Fund may write (sell) call or put spreads instead of than stand-alone call option contracts to seek increased participation in the potential appreciation of an underlying security or instrument’s ’s share price, while still generating net premium income. In a call option spread, the Energy Fund may sell (write) an out-of-the-money call option (above the current market price) while also purchasing a another call option that is further out of the money. Similarly, in a put option spread, the Energy Fund may sell (write) an out-of-the-money put option (below the current market price) while purchasing a further out-of-the-money put option.

Risk Reversals or Protective Collars

The Energy Fund may write (sell) risk reversals rather than stand-alone call option contracts to seek to limit loss from of an underlying security or instrument’s share price. The cost of this protection would be offset by the premiums earned from a written call option. In a risk reversal, the Energy Fund may sell (write) an out-of-the-money call option (above the current market price) call option while simultaneously purchasing an out-of-the-money put option.

Protective Puts

The Energy Fund may purchase out-of-the-money protective put options to seek to limit loss from its underlying ETP share price. The cost of protection may reduce the income generated in the portfolio.

Call Purchases

The Energy Fund may purchase call options to seek to gain price appreciation from its underlying ETP share price. The cost of the purchase may reduce the income generated in the portfolio.

The Energy Fund intends to utilize traditional exchange-traded options contracts and/or Flexible EXchange® Options (“FLEX Options”). Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed option contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed option contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical option contract. FLEX Options are also guaranteed for settlement by the OCC. Option contracts can either be “American” style or “European” style. The Energy Fund generally utilizes European style option contracts, which may only be exercised by the holder of the option contract on the expiration date of such option contract and settled in cash.

As derivatives tracking Energy-Related Commodities or Energy ETPs may be purchased with a fraction of the assets that would be needed to purchase the ETP securities directly for the equivalent amount of exposure, the remainder of the Energy Fund’s assets may be invested in Fixed Income and Preferred Securities Instruments. Kurv actively manages the Fixed Income and Preferred Securities Instruments held by the Energy Fund with a view toward enhancing the Energy Fund’s total return.

The Energy Fund primarily invests in U.S. dollar-denominated investment grade debt securities, rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security. The Energy Fund may invest, without limitation, in U.S. dollar-denominated securities and instruments of foreign issuers as well as in other G10 currencies on a hedged basis.

The Energy Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in Energy-Related Commodities, Energy ETPs, securities of Energy Companies or derivatives on such instruments, may be invested in Fixed Income Instruments and Preferred Securities Instruments. The Energy Fund may also enter into reverse repurchase agreements. The Energy Fund may invest up to 20% of its total assets in high yield securities, including high yield ETFs (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security.

The Energy Fund may invest in mortgage or asset-backed securities, including to-be-announced transactions.

The Energy Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Energy Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

With respect to the Energy Fund’s fixed income investments, the Energy Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers, except with respect to such investments, the Energy Fund may only invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means with respect to the Energy Fund’s fixed income investments, the Energy Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). Emerging market countries include any country other than the countries comprising the MSCI World Index (currently, Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States). The Energy Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets.

The Energy Fund may also invest up to 15% of its total assets in Preferred Securities Instruments.

The Energy Fund may invest, through its Wholly-Owned Subsidiary as discussed below, up to 25% of its assets in Energy-Related Commodities directly.

The Energy Fund is non-diversified.

Wholly-Owned Subsidiary

Certain investments of the Energy Fund, specifically, any investments that generate “non-qualifying income” for purposes of qualifying as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), such as Energy-Related Commodities and direct investments in Commodities-Related ETPs will only be held through a wholly owned and controlled foreign subsidiary of the Energy Fund (the “Subsidiary”) organized under the laws of the Cayman Islands. Investments that generate “qualifying income” for purposes of qualifying as a RIC, including options on Commodities-Related ETPs, generally will be held at the Fund-Level.

The Energy Fund may invest up to 25% of its total assets (measured at the time of investment) in the Subsidiary, consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Subsidiary will be advised by the Adviser. Unlike the Energy Fund, the Subsidiary may directly invest without limitation in Energy-Related Commodities or Commodities-Related ETPs; however, the Energy Fund complies with the provisions of the Investment Company Act of 1940, as amended (“1940 Act”), governing investment policies, capital structure, and leverage on an aggregate basis with the Subsidiary. In addition, the Subsidiary complies with the provision of the 1940 Act relating to investment advisory contracts, affiliated transactions, and custody, and will have the same custodian as the Energy Fund. The Energy Fund does not intend to create or acquire primary control of any entity that primarily engages in investment activities in securities or other assets, except for the entity that is wholly-owned by the Energy Fund.

See “Additional Information About the Energy Fund” below for a more detailed description of the synthetic covered call strategy.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Energy Fund invests at least 80% of its net assets plus any borrowings for investment purposes in Energy-Related Commodities, Energy ETPs or the securities of Energy Companies, as well as derivatives on Energy-Related Commodities, Energy ETPs, or the securities of Energy Companies.
Kurv Nuclear Infrastructure ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Nuclear Fund will, under normal circumstances, invest in or gain exposure to companies, domestic or foreign, that are engaged in activities which support the production of nuclear power (“Nuclear Industry Companies”) as well as in instruments that provide exposures to nuclear power input materials, such as uranium (“Nuclear Energy-Related Commodities”).

Nuclear Industry Companies are companies involved in (i) the exploration, mining, extraction, processing, or enrichment of uranium or other nuclear fuels; (ii) the production or generation of electricity from nuclear sources; (iii) the design, manufacture, construction, maintenance or servicing of nuclear power facilities and nuclear reactors, components, or related technologies; or (iv) that provide equipment, technology or services to the nuclear power industry (“nuclear energy infrastructure sector assets or activities”). For purposes of this definition, Nuclear Industry Companies are companies that (i) are classified by a third party as operating within the nuclear energy infrastructure sector; or (ii) have or derive at least 50% of their assets, income, revenues or profits from nuclear energy infrastructure assets or activities or Nuclear Energy-Related Commodities. Nuclear Industry Companies. Nuclear energy infrastructure activities include:

●	Upstream activities – exploring for, and mining, refining or processing of, uranium or producing other raw materials for nuclear reactors.

●	Midstream activities – designing, constructing, building, and maintenance of nuclear power infrastructure facilities and nuclear reactors, as well as providing essential equipment, technology and services to the nuclear energy industry, including transportation and security equipment for nuclear materials.

●	Downstream activities – producing power from nuclear sources, as well as managing, storing, disposing, recycling of radioactive waste and decontaminating former production sites as well as enrichment and conversion processes.

●	Related activities – designing of reactor such as Small Modular Reactors (SMRs), research and development on nuclear fusion technology.

●	Uranium Trading and Finance: Companies that derive revenue through financial activities within the uranium industry, such as trading, investing, and royalties.

●	Nuclear Materials: Companies that derive revenue from the development of nuclear fuel materials.

The Nuclear Fund may gain exposure to Nuclear Industry Companies through different instruments including the equity or debt securities of Nuclear Industry Companies, or derivative instruments relating to the securities of Nuclear Companies, as well as the shares of other ETFs that invest in the securities of, or derivative instruments relating to, Nuclear Industry Companies (“Nuclear Industry Company ETFs”).

The Nuclear Fund may invest in nuclear-commodities-related exchange traded products (“Nuclear Commodities-Related ETPs”), including nuclear-commodities-related exchange traded funds (“Nuclear Commodities-Related ETFs”) and nuclear-commodities-related exchange traded notes (“Nuclear Commodities-Related ETNs”). Nuclear Commodities-Related ETPs are those that invest in Nuclear Energy-Related Commodities and/or over-the-counter or exchange-traded derivatives on Nuclear Energy-Related Commodities such as forward contracts, futures contracts, and options contracts or swap contracts. Nuclear Commodities-Related ETPs may include other ETFs managed by Kurv Investment Management, LLC (“Kurv”), the Nuclear Fund’s adviser. Nuclear Commodities-Related ETNs are those with interest and/or principal payments linked to the price of an underlying Nuclear Energy-Related Commodity. Derivatives are primarily used as substitutes for Nuclear Energy-Related Commodities because they are expected to produce returns that are substantially similar to those of Nuclear Energy-Related Commodities. Nuclear Commodities-Related ETPs may employ leverage, which magnifies the changes in the underlying Nuclear Energy-Related Commodities index or Nuclear Energy-Related Commodities price upon which they are based. Nuclear Commodities-Related ETPs generally are not registered under the Investment Company Act of 1940, as amended, and, generally, are not actively managed.

The Nuclear Fund may also invest in ETPs that invest in a combination of Nuclear Energy-Related Companies and Nuclear Energy-Related Commodities, or derivatives on Nuclear Energy-Related Companies and Nuclear Energy-Related Commodities (“Nuclear Energy-Related ETPs” and, together with Nuclear Industry Company ETFs and Nuclear Commodities-Related ETPs, “Nuclear Energy ETPs”).

The Nuclear Fund may invest in derivative instruments on Nuclear Energy-Related Commodities, Nuclear Energy ETPs, and Nuclear Industry Companies, backed by a portfolio of Fixed Income Instruments of varying maturities, which may be represented by options, futures, forwards and swaps, as well as Preferred Securities Instruments. Derivatives used by the Nuclear Fund are expected to produce a significant portion of the Nuclear Fund’s returns. The Nuclear Fund does not invest more than 25% of the Nuclear Fund’s assets in over-the-counter derivative contracts with any one counterparty.

“Fixed Income Instruments” include bonds, debt securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities as well as ETPs on such instruments and options on such ETPs. “Preferred Securities Instruments” consist of preferred securities of U.S. companies and ETPs primarily investing in preferred securities. The Nuclear Fund may invest in U.S. and non-U.S. Fixed Income Instruments of any maturity or duration.

The Nuclear Fund uses futures on Nuclear Energy-Related Commodities, as well as option contracts on Nuclear Energy-Related Commodities and/or Nuclear Commodities-Related ETPs, including FLEX options, to gain exposure to Nuclear Energy-Related Commodities. The value of option contracts on Nuclear Energy-Related Commodities a as well as Nuclear Commodities-Related ETPs should closely track changes in Nuclear Energy-Related Commodities prices.

The Nuclear Fund may gain long exposure via purchasing shares of Nuclear Energy ETPs or creating a synthetic long position. To achieve a synthetic long exposure, the Nuclear Fund may gain exposure through buying futures and/or buying call options of a Nuclear Energy ETP and, simultaneously, sells put options of the ETP with the same expiries and strike prices to try to replicate the price movements of the underlying ETP. The combination of the long call options and sold put options seek to provide the Nuclear Fund with investment exposure to the Nuclear Energy ETP for the duration of the application option exposure. The synthetic long position to an underlying Nuclear Energy-Related Commodity or Nuclear Energy ETP when the Nuclear Fund buys put and call options directly will not exceed 200% of net asset value.

The Nuclear Fund may invest, without limitation, in derivative instruments, such as options, including FLEX options, forward and futures contracts, options on futures, or swap agreements, subject to applicable law and any other restrictions described in the Nuclear Fund’s prospectus or Statement of Additional Information.

Under normal circumstances, the Nuclear Fund invests at least 80% of its net assets plus any borrowings for investment purposes in Nuclear Energy-Related Commodities, Nuclear Energy ETPs or the securities of Nuclear Industry Companies, as well as derivatives on Nuclear Energy-Related Commodities or Nuclear Energy ETPs, or the securities of Nuclear Industry Companies. The Nuclear Fund will consider the investments of the underlying ETPs in which it invests when determining compliance with its 80% policy. Additionally, for the purposes of complying with its 80% investment policy, the Nuclear Fund will use the notional value of the derivatives it holds.

As part of its strategy, the Nuclear Fund may employ various option strategies to generate income and/or to preserve capital. These strategies are:

Covered Call Writing

As part of its strategy, the Nuclear Fund may write (sell) call option contracts on Nuclear Energy-Related Commodities and Nuclear Energy ETPs to generate income. If the Nuclear Fund gains long exposure synthetically, since the Nuclear Fund does not directly own shares of the ETP, these written call options will be sold short (i.e., selling a position it does not currently own). Any amount of covered call writing above the synthetic long positions will be considered uncovered. The Adviser may engage in uncovered calls rather than covered calls when it believes there might be a mispricing of volatility in the market.

It is important to note that the sale of an ETP’s call option contracts will limit the Nuclear Fund’s participation in the appreciation in the ETP’s price. If the price of the ETP increases, the above-referenced synthetic and/or holding the underlying ETP directly would allow the Nuclear Fund to experience similar percentage gains. However, if the ETP’s price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Nuclear Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Nuclear Fund’s synthetic and long ETP exposure. As a result, the Nuclear Fund’s overall strategy (i.e., the combination of the synthetic and/or long exposure to the ETP and the sold (short) the ETP’s call positions) will limit the Nuclear Fund’s participation in gains in the ETP’s price beyond a certain point.

When the Nuclear Fund engages in covered call writing with respect to an underlying ETP, it receives cash from the buyer of the call option who in exchange for that cash obtains the right to purchase the ETP on or before the expiration date at a predetermined price called the strike price. Writing covered call options is also considered long short. Generally, the notional principal amount of written covered call options will not exceed the principal amount of the synthetic or long position in the Nuclear Energy-Related Commodity or Nuclear Energy ETP, however, the Nuclear Fund may write call options for an amount in excess of the value of an ETP position in the Nuclear Fund’s portfolio.

Uncovered Call and/or Put Writing

The Nuclear Fund may also write (i.e., sell) uncovered call options on securities or instruments in which it may invest but that are not currently held by the Nuclear Fund. The principal reason for writing uncovered call options is to realize income without committing capital to the ownership of the underlying securities or instruments. When writing uncovered call options, the Nuclear Fund must deposit and maintain sufficient margin with the broker-dealer through which it made the uncovered call option as collateral to ensure that the securities can be purchased for delivery if and when the option is exercised. During periods of declining securities prices or when prices are stable, writing uncovered calls can be a profitable strategy to increase the Nuclear Fund’s income with minimal capital risk. Uncovered calls are riskier than covered calls because there is no underlying security held by the Nuclear Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. When an uncovered call is exercised, the Nuclear Fund must purchase the underlying security to meet its call obligation. There is also a risk, especially with preferred and debt securities that lack sufficient liquidity, that the securities may not be available for purchase. If the purchase price exceeds the exercise price, the Nuclear Fund will lose the difference.

The Nuclear Fund also may write (i.e., sell) uncovered put options on securities or instruments in which it may invest but with respect to which the Nuclear Fund does not currently have a corresponding short position or has not deposited as collateral cash equal to the exercise value of the put option with the broker-dealer through which it made the uncovered put option. The principal reason for writing uncovered put options is to receive premium income and to acquire such securities or instruments at a net cost below the current market value. The Nuclear Fund has the obligation to buy the securities or instruments at an agreed upon price if the price of the securities or instruments decreases below the exercise price. If the price of the securities or instruments increases during the option period, the option will expire worthless and the Nuclear Fund will retain the premium and will not have to purchase the securities or instruments at the exercise price.

Call or Put Spreads

The Nuclear Fund may write (sell) call or put spreads instead of than stand-alone call option contracts to seek increased participation in the potential appreciation of an underlying security or instrument’s ’s share price, while still generating net premium income. In a call option spread, the Nuclear Fund may sell (write) an out-of-the-money call option (above the current market price) while also purchasing a another call option that is further out of the money. Similarly, in a put option spread, the Nuclear Fund may sell (write) an out-of-the-money put option (below the current market price) while purchasing a further out-of-the-money put option.

Risk Reversals or Protective Collars

The Nuclear Fund may write (sell) risk reversals rather than stand-alone call option contracts to seek to limit loss from of an underlying security or instrument’s share price. The cost of this protection would be offset by the premiums earned from a written call option. In a risk reversal, the Nuclear Fund may sell (write) an out-of-the-money call option (above the current market price) call option while simultaneously purchasing an out-of-the-money put option.

Protective Puts

The Nuclear Fund may purchase out-of-the-money protective put options to seek to limit loss from its underlying ETP share price. The cost of protection may reduce the income generated in the portfolio.

Call Purchases

The Nuclear Fund may purchase call options to seek to gain price appreciation from its underlying ETP share price. The cost of the purchase may reduce the income generated in the portfolio.

The Nuclear Fund intends to utilize traditional exchange-traded option contracts and/or Flexible EXchange® Options (“FLEX Options”). Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed option contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed option contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical option contract. FLEX Options are also guaranteed for settlement by the OCC. Option contracts can either be “American” style or “European” style. The Nuclear Fund generally utilizes European style option contracts, which may only be exercised by the holder of the option contract on the expiration date of such option contract and settled in cash.

As derivatives tracking Nuclear Energy-Related Commodities or Nuclear Energy ETPs may be purchased with a fraction of the assets that would be needed to purchase the ETP securities directly for the equivalent amount of exposure, the remainder of the Nuclear Fund’s assets may be invested in Fixed Income and Preferred Securities Instruments. Kurv actively manages the Fixed Income and Preferred Securities Instruments held by the Nuclear Fund with a view toward enhancing the Nuclear Fund’s total return.

The Nuclear Fund primarily invests in U.S. dollar-denominated investment grade debt securities, rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security. The Nuclear Fund may invest, without limitation, in U.S. dollar-denominated securities and instruments of foreign issuers as well as in other G10 currencies on a hedged basis.

The Nuclear Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in Nuclear Energy-Related Commodities, Nuclear Energy ETPs, securities of Nuclear Industry Companies or derivatives on such instruments, may be invested in Fixed Income Instruments and Preferred Securities Instruments. The Nuclear Fund may also enter into reverse repurchase agreements. The Nuclear Fund may invest up to 20% of its total assets in high yield securities, including high yield ETFs (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security.

The Nuclear Fund may invest in mortgage or asset-backed securities, including to-be-announced transactions.

The Nuclear Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Nuclear Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

With respect to the Nuclear Fund’s fixed income investments, the Nuclear Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers, except with respect to such investments, the Nuclear Fund may only invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means with respect to the Nuclear Fund’s fixed income investments, the Nuclear Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). Emerging market countries include any country other than the countries comprising the MSCI World Index (currently, Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States). The Nuclear Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets.

The Nuclear Fund may also invest up to 15% of its total assets in Preferred Securities Instruments.

The Nuclear Fund may invest, through its Wholly-Owned Subsidiary as discussed below, up to 25% of its assets in Nuclear Energy-Related Commodities directly.

The Nuclear Fund is non-diversified.

Wholly-Owned Subsidiary

Certain investments of the Nuclear Fund, specifically, any investments that generate “non-qualifying income” for purposes of qualifying as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), such as Nuclear Energy-Related Commodities and direct investments in Nuclear Commodities-Related ETPs will only be held through a wholly owned and controlled foreign subsidiary of the Nuclear Fund (the “Subsidiary”) organized under the laws of the Cayman Islands. Investments that generate “qualifying income” for purposes of qualifying as a RIC, including options on Nuclear Commodities-Related ETPs, generally will be held at the Fund-Level.

The Nuclear Fund may invest up to 25% of its total assets (measured at the time of investment) in the Subsidiary, consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Subsidiary will be advised by the Adviser. Unlike the Nuclear Fund, the Subsidiary may directly invest without limitation in Nuclear Energy-Related Commodities or Nuclear Commodities-Related ETPs; however, the Nuclear Fund complies with the provisions of the Investment Company Act of 1940, as amended (“1940 Act”), governing investment policies, capital structure, and leverage on an aggregate basis with the Subsidiary. In addition, the Subsidiary complies with the provision of the 1940 Act relating to investment advisory contracts, affiliated transactions, and custody, and will have the same custodian as the Nuclear Fund. The Nuclear Fund does not intend to create or acquire primary control of any entity that primarily engages in investment activities in securities or other assets, except for the entity that is wholly-owned by the Nuclear Fund.

See “Additional Information About the Nuclear Fund” below for a more detailed description of the synthetic covered call strategy.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Nuclear Fund invests at least 80% of its net assets plus any borrowings for investment purposes in Nuclear Energy-Related Commodities, Nuclear Energy ETPs or the securities of Nuclear Industry Companies, as well as derivatives on Nuclear Energy-Related Commodities or Nuclear Energy ETPs, or the securities of Nuclear Industry Companies.
Kurv Space Infrastructure ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Space Fund will, under normal circumstances, invest in or gain exposure to companies (“Space Companies”), domestic or foreign, that engage in, enable, or benefit from activities, products or services that occur beyond the surface of the Earth (“space activities”).

Space Companies are companies that (i) are classified by a third party as operating within the space infrastructure sector; or (ii) have or derive at least 50% of their assets, income, revenues or profits from space activities. Space activities include:

●	Designing, building, launching, producing, operating, or servicing orbital or sub-orbital structures, such as satellite and telecommunication platforms.

●	Enabling the deployment of space infrastructure, such as design and construction of rockets and propulsion systems, including products and services directly related to space vehicle systems or equipment, space payload, and materials and equipment used to build spacecraft or other vehicles used in space)

●	Exploring and developing of technology in space for the benefit of activities on Earth’s surface, such as internet access, global positioning system (“GPS”), imaging, and defense.

●	Exploring and developing of technologies that benefit activities from being beyond the surface of the Earth, such as energy capture, agriculture, zero-gravity research, other scientific research, space tourism and space exploration.

The definition of space activities may expand and be updated to reflect the fast changing dynamics of the space industry.

The Fund may gain exposures to Space Companies through different instruments including the equity or debt securities of Space Companies, or derivative instruments relating to the securities of Space Companies, as well as the shares of other ETFs that invest in the securities of, or derivative instruments relating to, Space Companies (“Space Company ETFs”).

The Space Fund may invest in derivative instruments on Space ETFs and Space Companies, backed by a portfolio of Fixed Income Instruments of varying maturities, which may be represented by options, futures, forwards and swaps, as well as Preferred Securities Instruments. Derivatives used by the Space Fund are expected to produce a significant portion of the Space Fund’s returns. The Space Fund does not invest more than 25% of the Space Fund’s assets in over-the-counter derivative contracts with any one counterparty.

“Fixed Income Instruments” include bonds, debt securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities as well as ETFs on such instruments and options on such ETFs. “Preferred Securities Instruments” consist of preferred securities of U.S. companies and ETFs primarily investing in preferred securities. The Space Fund may invest in U.S. and non-U.S. Fixed Income Instruments of any maturity or duration.

The Space Fund may gain long exposure via purchasing shares of Space ETFs or creating a synthetic long position. To achieve a synthetic long exposure, the Space Fund may gain exposure through buying futures and/or buying call options of a Space ETF and, simultaneously, sells put options of the ETF with the same expiries and strike prices to try to replicate the price movements of the underlying ETF. The combination of the long call options and sold put options seek to provide the Space Fund with investment exposure to the Space ETF for the duration of the application option exposure. The synthetic long position to an underlying Space ETF when the Space Fund buys put and call options directly will not exceed 200% of net asset value.

The Space Fund may invest, without limitation, in derivative instruments, such as options, including FLEX options, forward and futures contracts, options on futures, or swap agreements, subject to applicable law and any other restrictions described in the Space Fund’s prospectus or Statement of Additional Information.

Under normal circumstances, the Space Fund invests at least 80% of its net assets plus any borrowings for investment purposes in the securities of Space Companies or Space Company ETFs, or derivative instruments relating to the securities of Space Companies or Space Company ETFs. The Space Fund will consider the investments of the underlying Space ETFs in which it invests when determining compliance with its 80% policy. Additionally, for the purposes of complying with its 80% investment policy, the Space Fund will use the notional value of the derivatives it holds.

As part of its strategy, the Space Fund may employ various option strategies to generate income and/or to preserve capital. These strategies are:

Covered Call Writing

As part of its strategy, the Space Fund may write (sell) call option contracts on Space ETFs to generate income. If the Space Fund gains long exposure synthetically, since the Space Fund does not directly own shares of the ETF, these written call options will be sold short (i.e., selling a position it does not currently own). Any amount of covered call writing above the synthetic long positions will be considered uncovered. The Adviser may engage in uncovered calls rather than covered calls when it believes there might be a mispricing of volatility in the market.

It is important to note that the sale of an ETF’s call option contracts will limit the Space Fund’s participation in the appreciation in the ETF’s price. If the price of the ETF increases, the above-referenced synthetic and/or holding the underlying ETF directly would allow the Space Fund to experience similar percentage gains. However, if the ETF’s price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Space Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Space Fund’s synthetic and long ETF exposure. As a result, the Space Fund’s overall strategy (i.e., the combination of the synthetic and/or long exposure to the ETF and the sold (short) the ETF’s call positions) will limit the Space Fund’s participation in gains in the ETF’s price beyond a certain point.

When the Space Fund engages in covered call writing with respect to an underlying ETF, it receives cash from the buyer of the call option who in exchange for that cash obtains the right to purchase the ETF on or before the expiration date at a predetermined price called the strike price. Writing covered call options is also considered long short. Generally, the notional principal amount of written covered call options will not exceed the principal amount of the synthetic or long position in the Space ETF, however, the Space Fund may write call options for an amount in excess of the value of an ETF position in the Space Fund’s portfolio.

Uncovered Call and/or Put Writing

The Space Fund may also write (i.e., sell) uncovered call options on securities or instruments in which it may invest but that are not currently held by the Space Fund. The principal reason for writing uncovered call options is to realize income without committing capital to the ownership of the underlying securities or instruments. When writing uncovered call options, the Space Fund must deposit and maintain sufficient margin with the broker-dealer through which it made the uncovered call option as collateral to ensure that the securities can be purchased for delivery if and when the option is exercised. During periods of declining securities prices or when prices are stable, writing uncovered calls can be a profitable strategy to increase the Space Fund’s income with minimal capital risk. Uncovered calls are riskier than covered calls because there is no underlying security held by the Space Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. When an uncovered call is exercised, the Space Fund must purchase the underlying security to meet its call obligation. There is also a risk, especially with preferred and debt securities that lack sufficient liquidity, that the securities may not be available for purchase. If the purchase price exceeds the exercise price, the Space Fund will lose the difference.

The Space Fund also may write (i.e., sell) uncovered put options on securities or instruments in which it may invest but with respect to which the Space Fund does not currently have a corresponding short position or has not deposited as collateral cash equal to the exercise value of the put option with the broker-dealer through which it made the uncovered put option. The principal reason for writing uncovered put options is to receive premium income and to acquire such securities or instruments at a net cost below the current market value. The Space Fund has the obligation to buy the securities or instruments at an agreed upon price if the price of the securities or instruments decreases below the exercise price. If the price of the securities or instruments increases during the option period, the option will expire worthless and the Space Fund will retain the premium and will not have to purchase the securities or instruments at the exercise price.

Call or Put Spreads

The Space Fund may write (sell) call or put spreads instead of than stand-alone call option contracts to seek increased participation in the potential appreciation of an underlying security or instrument’s ’s share price, while still generating net premium income. In a call option spread, the Space Fund may sell (write) an out-of-the-money call option (above the current market price) while also purchasing a another call option that is further out of the money. Similarly, in a put option spread, the Space Fund may sell (write) an out-of-the-money put option (below the current market price) while purchasing a further out-of-the-money put option.

Risk Reversals or Protective Collars

The Space Fund may write (sell) risk reversals rather than stand-alone call option contracts to seek to limit loss from of an underlying security or instrument’s share price. The cost of this protection would be offset by the premiums earned from a written call option. In a risk reversal, the Space Fund may sell (write) an out-of-the-money call option (above the current market price) call option while simultaneously purchasing an out-of-the-money put option.

Protective Puts

The Space Fund may purchase out-of-the-money protective put options to seek to limit loss from its underlying ETF share price. The cost of protection may reduce the income generated in the portfolio.

Call Purchases

The Space Fund may purchase call options to seek to gain price appreciation from its underlying ETF share price. The cost of the purchase may reduce the income generated in the portfolio.

The Space Fund intends to utilize traditional exchange-traded option contracts and/or Flexible EXchange® Options (“FLEX Options”). Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed option contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed option contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical option contract. FLEX Options are also guaranteed for settlement by the OCC. Option contracts can either be “American” style or “European” style. The Space Fund generally utilizes European style option contracts, which may only be exercised by the holder of the option contract on the expiration date of such option contract and settled in cash.

As derivatives tracking Space ETFs may be purchased with a fraction of the assets that would be needed to purchase the ETF securities directly for the equivalent amount of exposure, the remainder of the Space Fund’s assets may be invested in Fixed Income and Preferred Securities Instruments. Kurv actively manages the Fixed Income and Preferred Securities Instruments held by the Space Fund with a view toward enhancing the Space Fund’s total return.

The Space Fund primarily invests in U.S. dollar-denominated investment grade debt securities, rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security. The Space Fund may invest, without limitation, in U.S. dollar-denominated securities and instruments of foreign issuers as well as in other G10 currencies on a hedged basis.

The Space Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in space infrastructure-related ETFs, equity securities or derivatives, may be invested in Fixed Income Instruments and Preferred Securities Instruments. The Space Fund may also enter into reverse repurchase agreements. The Space Fund may invest up to 20% of its total assets in high yield securities, including high yield ETFs (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security.

The Space Fund may invest in mortgage or asset-backed securities, including to-be-announced transactions.

The Space Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Space Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

With respect to the Space Fund’s fixed income investments, the Space Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers, except with respect to such investments, the Space Fund may only invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means with respect to the Space Fund’s fixed income investments, the Space Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). Emerging market countries include any country other than the countries comprising the MSCI World Index (currently, Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States). The Space Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets.

The Space Fund may also invest up to 15% of its total assets in Preferred Securities Instruments.

The Space Fund is non-diversified.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Space Fund invests at least 80% of its net assets plus any borrowings for investment purposes in the securities of Space Companies or Space Company ETFs, or derivative instruments relating to the securities of Space Companies or Space Company ETFs.